ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2019
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share data and per share data, unless otherwise stated)

	2018	2019	2019
	RMB	RMB	US$
			(Note 2 (ag))
ASSETS
Current assets:
Cash and cash equivalents	262,859	176,001	25,281
Short-term investments	115,815	—	—
Prepayments and other current assets	538,543	608,918	87,466
Total current assets	917,217	784,919	112,747
Long-term investments	317,478	—	—
Total assets	1,234,695	784,919	112,747
LIABILITIES AND EQUITY
Other current liabilities	2,284	2,327	334
Other non-current liabilities	8,135	5,936	853
Total liabilities	10,419	8,263	1,187
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares Class A ($0.00005 par value per share; 800,000,000 and 800,000,000 shares authorized, 91,088,106 and 96,588,106 shares issued and 91,088,106 and 92,120,024 outstanding as of December 31, 2018 and 2019, respectively)	29	30	4
Ordinary shares Class B ($0.00005 par value per share; 72,000,000 shares authorized, 72,000,000 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	25	25	4
Treasury shares (nil and 1,485,862 shares as of December 31 2018 and 2019, respectively)	—	(22,991)	(3,302)
Additional paid-in capital	2,540,878	2,606,486	374,398
Accumulated deficit	(1,383,729)	(1,883,335)	(270,524)
Accumulated other comprehensive income	67,073	76,441	10,980
Total shareholders' equity	1,224,276	776,656	111,560
Total liabilities, mezzanine equity and equity	1,234,695	784,919	112,747

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 2 (ag))
Operating expenses:
General and administrative expenses	(834)	(2,145)	(8,523)	(1,224)
Interest income (expense), net	—	371	593	85
Other operating income (expense), net	—	31	—	—
Other income, net	—	3,253	7,161	1,029
(loss) Income before tax	(834)	1,510	(769)	(110)
Share of loss of subsidiaries and VIEs	(247,746)	(381,601)	(498,837)	(71,654)
Net loss attributable to ordinary shareholders	(248,580)	(380,091)	(499,606)	(71,764)
Other comprehensive income (loss)
Unrealized securities holding gains (loss), net of tax of nil for 2017, 2018 and 2019	2,196	(286)	3,356	482
Realized securities holding (gains), net of tax of nil for 2017, 2018 and 2019	—	(399)	(4,962)	(713)
Foreign currency translation adjustments	(21,347)	21,658	11,668	1,676
Unrealized securities holding gains (loss) of subsidiaries and VIEs, net of tax of nil for 2017, 2018 and 2019	1,831	9,020	3,979	572
Realized securities holding loss of subsidiaries and VIEs, net of tax of nil for 2017, 2018 and 2019	—	(10,470)	(4,673)	(671)
Comprehensive loss	(265,900)	(360,568)	(490,238)	(70,418)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 2 (ag))
Operating activities:
Net loss	(248,580)	(380,091)	(499,606)	(71,764)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share of loss of subsidiaries and VIEs	247,746	381,601	498,837	71,654
Other current liabilities	—	2,284	43	6
Other non-current liabilities		8,135	(2,199)	(316)
Investment income		(2,591)	(4,962)	(713)
Net Cash (used in) provided by operating activities	(834)	9,338	(7,887)	(1,133)
Investing activities:
Purchase of long-term investments	—	(821,962)	—	—
Payment for shareholder loan to subsidiaries	—	—	(203,388)	(29,215)
Proceeds from sale or maturity of short-term investments	—	25,160	117,214	16,837
Net cash used in investing activities	—	(796,802)	(86,174)	(12,378)
Financing activities:
Proceeds from ordinary shareholders	25	—	11,328	1,627
Payment of share repurchase	—	—	(22,991)	(3,302)
Proceeds from IPO, net of issuance cost	—	694,878	—	—
Proceeds of preferred shareholders	—	277,819	—	—
Net cash provided by (used in) financing activities	25	972,697	(11,663)	(1,675)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(147)	75,672	18,866	2,710
Net (decrease) increase in cash and cash equivalents, and restricted cash	(956)	260,905	(86,858)	(12,476)
Cash and cash equivalents, and restricted cash at the beginning of the year	2,910	1,954	262,859	37,757
Cash and cash equivalents, and restricted cash at the end of the year	1,954	262,859	176,001	25,281

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04‑(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2019, there are no material contingencies, mandatory dividend, significant provisions for long-term obligations or guarantees of the Company, except for those which have separately disclosed in the consolidated financial statements.